Structured entities and derecognition of financial assets (Tables)	12 Months Ended
Oct. 31, 2020
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Schedule of Unconsolidated Entity Balance Sheet Amounts and Maximum Exposure to Loss	The impact of CVA is not considered in the table below.

$ millions, as at October 31, 2020	Single-seller and multi-seller conduits		Third-party structured vehicles – continuing	Structured vehicles run-off (1)	Other (2)
On-balance sheet assets at carrying value (3)
Securities	$12		$1,770	$3	$328
Loans	95		1,790	–	–
Investments in equity-accounted associates and joint ventures	–		–	–	12
	$107		$3,560	$3	$340
October 31, 2019	$113		$3,345	$3	$332
On-balance sheet liabilities at carrying value (3)
Deposits	$–		$–	$–	$303
Derivatives (4)	–		–	107	–
	$–		$–	$107	$303
October 31, 2019	$–		$–	$112	$302
Maximum exposure to loss, net of hedges
Investments and loans	$107		$3,560	$3	$340
Notional of written derivatives, less fair value losses	–		–	23	–
Liquidity, credit facilities and commitments	8,390	(5)	2,880	13	140
Less: hedges of investments, loans and written derivatives exposure	–		–	(27)	–
	$8,497		$6,440	$12	$480
October 31, 2019	$7,250		$5,703	$13	$418

(1)	Includes CIBC structured CDO vehicles and third-party structured vehicles.
(2)	Includes pass-through investment structures, CIBC Capital Trust, and CIBC-managed investment funds and Community Reinvestment Act-related investment vehicles.
(3)	Excludes SEs established by CMHC, Fannie Mae, Freddie Mac, Ginnie Mae, FHLB, Federal Farm Credit Bank, and Student Loan Marketing Association.
(4)
Comprises written credit default swaps (CDS) and total return swaps (TRS) under which we assume exposures. Excludes foreign exchange derivatives, interest rate derivatives and other derivatives provided as part of normal client facilitation.

(5)
Excludes an additional $2.1 billion (2019: $1.6 billion) relating to our backstop liquidity facilities provided to the multi-seller conduits as part of their commitment to fund purchases of additional assets. Also excludes $12 million (2019: $26 million) of our direct investments in the multi-seller conduits which we consider investment exposure.

Schedule of Carrying Amount and Fair Value of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities
The following table provides the carrying amount and fair value of transferred financial assets that did not qualify for derecognition and the associated financial liabilities:

$ millions, as at October 31		2020		2019
	Carrying amount	Fair value	Carrying amount	Fair value
Residential mortgage securitizations (1)	$17,550	$17,726	$16,245	$16,264
Securities held by counterparties as collateral under repurchase agreements (2)	36,720	36,720	15,663	15,663
Securities lent for cash collateral (2)	13	13	45	45
Securities lent for securities collateral (2)	20,226	20,226	21,789	21,789
	$74,509	$74,685	$53,742	$53,761
Associated liabilities (3)	$75,853	$76,080	$54,591	$54,734

(1)
Consists mainly of Canadian residential mortgage loans transferred to Canada Housing Trust. Certain cash in transit balances related to the securitization process amounting to $1,148 million (2019: $738 million) have been applied to reduce these balances.

(2)
Does not include over-collateralization of assets pledged. Repurchase and securities lending arrangements are conducted with both CIBC-owned and third-party assets on a pooled basis. The carrying amounts represent an estimated allocation related to the transfer of our own financial assets.

(3)	Includes the obligation to return off-balance sheet securities collateral on securities lent and fair value hedge basis adjustments.